Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation and Human Capital Committee view the link between the Company’s performance and named executive officer pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis.
Required Tabular Disclosure of Pay Versus Performance
The following table reports the compensation of our principal executive officer (“PEO”) and the average compensation of the other named executive officers (“NEO”) as disclosed in the Summary Compensation Table (“SCT”) for the past four fiscal years, as well as their “compensation actually paid,” as defined and calculated pursuant to Item 402(v) of Regulation S-K, and certain performance measures required by the rules. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, net income (loss), and non-GAAP operating income (loss). Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

					Value of initial fixed $100 investment based on:
Year(1)	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average SCT total for Non-PEO NEOs	Average compensation actually paid to Non-PEO NEOs(2)	Arlo TSR(3)	Peer group TSR(3)	Net income (loss) (in thousands)	Non-GAAP operating income (loss) (in thousands)(4)
2024	$23,268,296	$41,102,735	$6,600,417	$11,016,997	$143.65	$116.91	$(30,504)	$37,865
2023	$9,911,634	$36,543,991	$1,367,684	$8,011,446	$122.21	$118.16	$(22,036)	$24,957
2022	$15,405,950	$(4,020,347)	$4,282,541	$(18,473)	$45.06	$97.95	$(56,626)	$(6,064)
2021	$10,458,023	$17,399,037	$1,691,808	$2,843,554	$134.66	$126.53	$(56,029)	$(11,226)

(1)
Mr. McRae served as our PEO for 2024, 2023, 2022, and 2021. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Kurtis Binder and Brian Busse; (ii) for 2022, Kurtis Binder, Brian Busse and Gordon Mattingly; and (iii) for 2021, Brian Busse and Gordon Mattingly.

(2)
Represents compensation actually paid to Mr. McRae and the average amount paid to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McRae's total compensation and average total reported compensation for our non-PEO NEOs as a group for 2024 as reported in the Summary Compensation Table to determine the CAP. The following table reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. We use the closing price on the applicable date as a basis for fair value. Fair values for certain PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718), and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Year and position	Summary compensation table total	Less: Grant date fair value of equity awards reported in the summary compensation table	Plus: Fair value of equity awards granted during the year that remain unvested as of year end	Plus: Fair value of equity awards granted during the year that vested during the year	Plus: Change in fair value of prior years’ equity awards that outstanding and unvested as of year end	Plus: Change in fair value of prior years’ equity awards vested during the year	Less: Fair value of prior years’ equity awards that failed to meet vesting conditions	Compensation actually paid
PEO
2024	$23,268,296	$19,910,096	$19,646,753	$10,303,898	$2,894,093	$4,899,791	$—	$41,102,735
Average Non-PEO Named Executive Officers
2024	$6,600,417	$5,844,392	$4,948,643	$3,180,664	$844,038	$1,287,627	$—	$11,016,997

(3)
Arlo TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31, 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer Group TSR is calculated based on the S&P 600 Information Technology Index, which is used for purposes of Item 201(e) of Regulation S-K.

(4)
As required by Item 402(v) of Regulation S-K, we have determined non-GAAP operating income (loss) as the company selected measure. Refer to Annex A of this Proxy Statement for reconciliations of non-GAAP items.

Company Selected Measure Name	non-GAAP operating income (loss)
Named Executive Officers, Footnote
(1)
Mr. McRae served as our PEO for 2024, 2023, 2022, and 2021. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Kurtis Binder and Brian Busse; (ii) for 2022, Kurtis Binder, Brian Busse and Gordon Mattingly; and (iii) for 2021, Brian Busse and Gordon Mattingly.

Peer Group Issuers, Footnote
(3)
Arlo TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31, 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer Group TSR is calculated based on the S&P 600 Information Technology Index, which is used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 23,268,296	$ 9,911,634	$ 15,405,950	$ 10,458,023
PEO Actually Paid Compensation Amount	$ 41,102,735	36,543,991	(4,020,347)	17,399,037
Adjustment To PEO Compensation, Footnote
(2)
Represents compensation actually paid to Mr. McRae and the average amount paid to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McRae's total compensation and average total reported compensation for our non-PEO NEOs as a group for 2024 as reported in the Summary Compensation Table to determine the CAP. The following table reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. We use the closing price on the applicable date as a basis for fair value. Fair values for certain PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718), and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Year and position	Summary compensation table total	Less: Grant date fair value of equity awards reported in the summary compensation table	Plus: Fair value of equity awards granted during the year that remain unvested as of year end	Plus: Fair value of equity awards granted during the year that vested during the year	Plus: Change in fair value of prior years’ equity awards that outstanding and unvested as of year end	Plus: Change in fair value of prior years’ equity awards vested during the year	Less: Fair value of prior years’ equity awards that failed to meet vesting conditions	Compensation actually paid
PEO
2024	$23,268,296	$19,910,096	$19,646,753	$10,303,898	$2,894,093	$4,899,791	$—	$41,102,735
Average Non-PEO Named Executive Officers
2024	$6,600,417	$5,844,392	$4,948,643	$3,180,664	$844,038	$1,287,627	$—	$11,016,997

Non-PEO NEO Average Total Compensation Amount	$ 6,600,417	1,367,684	4,282,541	1,691,808
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,016,997	8,011,446	(18,473)	2,843,554
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents compensation actually paid to Mr. McRae and the average amount paid to our non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McRae's total compensation and average total reported compensation for our non-PEO NEOs as a group for 2024 as reported in the Summary Compensation Table to determine the CAP. The following table reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. We use the closing price on the applicable date as a basis for fair value. Fair values for certain PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718), and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Year and position	Summary compensation table total	Less: Grant date fair value of equity awards reported in the summary compensation table	Plus: Fair value of equity awards granted during the year that remain unvested as of year end	Plus: Fair value of equity awards granted during the year that vested during the year	Plus: Change in fair value of prior years’ equity awards that outstanding and unvested as of year end	Plus: Change in fair value of prior years’ equity awards vested during the year	Less: Fair value of prior years’ equity awards that failed to meet vesting conditions	Compensation actually paid
PEO
2024	$23,268,296	$19,910,096	$19,646,753	$10,303,898	$2,894,093	$4,899,791	$—	$41,102,735
Average Non-PEO Named Executive Officers
2024	$6,600,417	$5,844,392	$4,948,643	$3,180,664	$844,038	$1,287,627	$—	$11,016,997

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and that of the S&P 600 IT Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.
Our management team’s successful execution of Arlo’s transformation strategy resulted in Arlo developing a reputation for operational excellence and financial discipline. Consistently meeting and exceeding our operational targets generated a significant boost to Arlo’s financial outlook and resulted in a 219% TSR since December 2022, which surpassed Arlo’s peer group the S&P 600 IT Index.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and that of the S&P 600 IT Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and that of the S&P 600 IT Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.

Total Shareholder Return Vs Peer Group
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and that of the S&P 600 IT Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our named executive officers during the applicable years.
Our management team’s successful execution of Arlo’s transformation strategy resulted in Arlo developing a reputation for operational excellence and financial discipline. Consistently meeting and exceeding our operational targets generated a significant boost to Arlo’s financial outlook and resulted in a 219% TSR since December 2022, which surpassed Arlo’s peer group the S&P 600 IT Index.

Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
Listed below are the financial measures that in our assessment represent the most important performance measures we use to link CAP for the last fiscal year to company performance:
•	Non-GAAP operating income (loss)
•	Cash Balance
•	Arlo stock price
•	Cumulative paid subscriber accounts

Total Shareholder Return Amount	$ 143.65	122.21	45.06	134.66
Peer Group Total Shareholder Return Amount	116.91	118.16	97.95	126.53
Net Income (Loss)	$ (30,504,000)	$ (22,036,000)	$ (56,626,000)	$ (56,029,000)
Company Selected Measure Amount	37,865,000	24,957,000	(6,064,000)	(11,226,000)
PEO Name	Mr. McRae	Mr. McRae	Mr. McRae	Mr. McRae
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating income (loss)
Non-GAAP Measure Description
(4)
As required by Item 402(v) of Regulation S-K, we have determined non-GAAP operating income (loss) as the company selected measure. Refer to Annex A of this Proxy Statement for reconciliations of non-GAAP items.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Balance
Measure:: 3
Pay vs Performance Disclosure
Name	Arlo stock price
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative paid subscriber accounts
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,910,096)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,646,753
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,894,093
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,303,898
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,899,791
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,844,392)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,948,643
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	844,038
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,180,664
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,287,627
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0